FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Fair value of Level 3 derivative warrant liability, beginning of period	$ 2,106,972	$ 234,461	$ 273,000
Additions		4,278,496	311,057
Change in fair value		(2,405,985)	(349,596)
Fair value at end of year		2,106,972	234,461
Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	35,690
Change in fair value	(490,380)
Reclassification	(1,471,262)
Fair value at end of year	25,492	35,690
Additional Unit Private Placement Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	1,914,078
Change in fair value	(442,816)
Reclassification	(1,471,262)
Fair value at end of year	0	1,914,078
Series B Preferred Stock [Member] | Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	35,690	46,110	273,000
Additions		0	0
Change in fair value	(10,198)	(10,420)	(226,890)
Reclassification	0
Fair value at end of year	25,492	35,690	46,110
Promissory Note
Fair value of Level 3 derivative warrant liability, beginning of period	0	339,979
Additions		0
Change in fair value	(37,366)	(339,979)
Reclassification	0
Fair value at end of year	119,838	0	339,979
OID Note
Fair value of Level 3 derivative warrant liability, beginning of period	0	136,423
Additions		138,082
Change in fair value		(274,505)
Fair value at end of year		0	136,423
Total
Fair value of Level 3 derivative warrant liability, beginning of period	0	476,402
Additions		138,082
Change in fair value		(614,484)
Fair value at end of year		0	476,402
Notes Payable [Member] | Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	157,204	188,351	0
Additions		15,225	311,057
Change in fair value		(46,372)	(122,706)
Fair value at end of year		157,204	188,351
PPM [Member] | Warrants [Member]
Fair value of Level 3 derivative warrant liability, beginning of period	$ 1,914,078	0	0
Additions		4,263,271	0
Change in fair value		(2,349,193)	0
Fair value at end of year		$ 1,914,078	$ 0